Label	Element	Value
Virtus Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Small-Cap Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Small-Cap Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), investment adviser of the Fund, will manage the Fund directly.

◾	Jie Wei will be added as portfolio manager of the Fund, joining Kunal Ghosh and Lu Yu, CFA, CIPM.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S., as subadviser of the Fund, and to Jeffrey D. Parker, Moritz Dufner and Mark W. Phanitsiri, as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Small-Cap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.17% for Class A shares, 1.92% for Class C shares, 0.82% for Institutional Class shares, 0.92% for Class P shares and 0.77% for Class R6 shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 20, 2023
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the fund’s benchmark, the Russell 2000 Index (approximately $10.28 billion as of June 30, 2022). The fund’s principal investment universe includes micro-cap companies, which the portfolio managers consider to be those with market capitalizations generally in the bottom half of the benchmark. The portfolio managers generally seek exposure to smaller capitalization companies, including micro-cap companies, by employing three distinct small-cap strategies or “sleeves” for selecting individual stocks:

•	Quantitative Core. The Quantitative Core sleeve normally invests primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. The team’s quantitative investment process begins with a proprietary alpha model which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The team utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

•	Quantitative Growth. The growth sleeve is managed similar to the core sleeve but against a growth index. This sleeve normally invests primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. The team’s quantitative investment process begins with a proprietary alpha model which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The team utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

•	Managed Volatility. The Managed Volatility sleeve selects primarily common stocks of smaller-cap companies which in aggregate offer lower forecast risk and lower levels of correlation among the individual stocks. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance. This strategy utilizes both a quantitative and fundamental research process to make individual security and sector selection decisions.

The allocation of fund assets among the sleeves discussed above is set from time to time, may vary in size significantly from sleeve to sleeve and may periodically be adjusted through a collaborative effort among the portfolio managers. In addition to common stocks and other equity securities, the fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the fund may also utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the end of its most recent fiscal year, it may do so at any time.

Investors should retain this supplement with the Prospectuses for future reference.